Shareholder Report, Holdings (Details) - C000242227	Oct. 31, 2024
U.S. Treasury Inflation Indexed Bonds8277993
Holdings [Line Items]
Percent of Total Investments	3.80%
U.S. Treasury Inflation Indexed Bonds8277940
Holdings [Line Items]
Percent of Total Investments	3.50%
U.S. Treasury Inflation Indexed Bonds8278069
Holdings [Line Items]
Percent of Total Investments	3.50%
U.S. Treasury Inflation Indexed Bonds8277947
Holdings [Line Items]
Percent of Total Investments	3.50%
U.S. Treasury Inflation Indexed Bonds8278002
Holdings [Line Items]
Percent of Total Investments	3.50%
U.S. Treasury Inflation Indexed Bonds8277972
Holdings [Line Items]
Percent of Total Investments	3.40%
U.S. Treasury Inflation Indexed Bonds8278018
Holdings [Line Items]
Percent of Total Investments	3.30%
U.S. Treasury Inflation Indexed Bonds8277937
Holdings [Line Items]
Percent of Total Investments	3.20%
U.S. Treasury Inflation Indexed Bonds8277943
Holdings [Line Items]
Percent of Total Investments	3.10%
U.S. Treasury Inflation Indexed Bonds8278037
Holdings [Line Items]
Percent of Total Investments	3.10%
Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	99.40%